Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary compensation table total for PEO (Timothy Hwang) (1)	Compensation actually paid to PEO (Timothy Hwang) (1) (3)	Summary compensation table total for PEO (Josh Resnik) (2)	Compensation actually paid to PEO (Josh Resnik) (2) (3)	Average summary compensation table total for non-PEO named executive officers (4)	Average compensation actually paid to non-PEO named executive officers (4)	Value of initial fixed $100 investment based on: Total shareholder return (5)	Net income (loss)
2025	—	—	$2,046,430	$175,749	$2,982,986	$780,509	$10.75	$(65,247,000)
2024	$607,625	$542,054	—	—	$3,300,279	$2,230,787	$93.86	$9,517,000

(1)
Timothy Hwang was the Company's principal executive officer for the fiscal year ended December 31, 2024.
(2)
Josh Resnik was the Company's principal executive officer for the fiscal year ended December 31, 2025.
(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the PEOs and for the average of the non-PEO NEOs is set forth following the footnotes to this table.
(4)
For the fiscal year ended December 31, 2024, Josh Resnik and Jon Slabaugh were the Company's non-PEO named executive officers. For the fiscal year ended December 31, 2025, Jon Slabaugh and Todd Aman were the Company's non-PEO named executive officers.
(5)
Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on December 31, 2023. Historical stock price performance is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote
(1)
Timothy Hwang was the Company's principal executive officer for the fiscal year ended December 31, 2024.
(2)
Josh Resnik was the Company's principal executive officer for the fiscal year ended December 31, 2025.
(4)
For the fiscal year ended December 31, 2024, Josh Resnik and Jon Slabaugh were the Company's non-PEO named executive officers. For the fiscal year ended December 31, 2025, Jon Slabaugh and Todd Aman were the Company's non-PEO named executive officers.

Adjustment To PEO Compensation, Footnote

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total(1)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (4)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (5)	Plus (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (6)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (7)	Plus (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (8)	Equals Compensation Actually Paid
Timothy Hwang
2024	$607,625	—	—	$(100,612)	—	$35,041	$542,054
Josh Resnik
2025	$2,046,430	$(1,380,688)	$128,197	$(487,421)	$118,423	$(249,192)	$175,749
2024	—	—	—	—	—	—	—
Non-PEO Named Executive Officers (10)
2025	$2,982,986	$(2,000,000)	$222,664	$(310,265)	—	$(114,876)	$780,509
2024	$3,300,279	$(2,411,730)	$1,325,255	$(8,171)	—	$25,154	$2,230,787

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(2)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(3)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(4)
Represents the grant date fair value of the option awards and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.
(7)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(9)
Represents the fair value as of the last day of the prior fiscal year of the option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(10)
For the fiscal year ended December 31, 2024, Josh Resnik and Jon Slabaugh were the Company's non-PEO named executive officers. For the fiscal year ended December 31, 2025, Jon Slabaugh and Todd Aman were the Company's non-PEO named executive officers. Amounts shown represent averages.

Non-PEO NEO Average Total Compensation Amount	$ 2,982,986	$ 3,300,279
Non-PEO NEO Average Compensation Actually Paid Amount	$ 780,509	2,230,787
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total(1)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (4)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (5)	Plus (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (6)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (7)	Plus (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (8)	Equals Compensation Actually Paid
Timothy Hwang
2024	$607,625	—	—	$(100,612)	—	$35,041	$542,054
Josh Resnik
2025	$2,046,430	$(1,380,688)	$128,197	$(487,421)	$118,423	$(249,192)	$175,749
2024	—	—	—	—	—	—	—
Non-PEO Named Executive Officers (10)
2025	$2,982,986	$(2,000,000)	$222,664	$(310,265)	—	$(114,876)	$780,509
2024	$3,300,279	$(2,411,730)	$1,325,255	$(8,171)	—	$25,154	$2,230,787

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(2)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(3)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under GAAP.
(4)
Represents the grant date fair value of the option awards and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.
(7)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(9)
Represents the fair value as of the last day of the prior fiscal year of the option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(10)
For the fiscal year ended December 31, 2024, Josh Resnik and Jon Slabaugh were the Company's non-PEO named executive officers. For the fiscal year ended December 31, 2025, Jon Slabaugh and Todd Aman were the Company's non-PEO named executive officers. Amounts shown represent averages.

Total Shareholder Return Amount	$ 10.75	93.86
Net Income (Loss)	$ (65,247,000)	$ 9,517,000
PEO Name	Josh Resnik	Timothy Hwang
Timothy Hwang
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 607,625
PEO Actually Paid Compensation Amount	0	542,054
Josh Resnik
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,046,430	0
PEO Actually Paid Compensation Amount	175,749	0
PEO | Timothy Hwang | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(0)
PEO | Timothy Hwang | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Timothy Hwang | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(100,612)
PEO | Timothy Hwang | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Timothy Hwang | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,041
PEO | Josh Resnik | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,380,688)	0
PEO | Josh Resnik | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,197	0
PEO | Josh Resnik | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,421)	0
PEO | Josh Resnik | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,423	0
PEO | Josh Resnik | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,192)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,000,000)	(2,411,730)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,664	1,325,255
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(310,265)	(8,171)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (114,876)	$ 25,154